Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FMAAX)
CLASS B SHARES (TICKER FMBBX)
CLASS C SHARES (TICKER FMRCX)
INSTITUTIONAL SHARES (TICKER FMIIX)

SUPPLEMENT TO SUMMARY PROSPECTUS and pROSPECTUS DATED December 31, 2011

Effective August 1, 2012, Federated Market Opportunity Fund will change its name to Federated Prudent Absolute Return Fund. Accordingly, any and all references in the Summary Prospectus and Prospectus to “Federated Market Opportunity Fund” are deleted and replaced with reference to “Federated Prudent Absolute Return Fund.”

June 27, 2012

Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451219 (6/12)